RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Noninterest Advance To Related Party	$ 207,473	$ 150,282
Directors' remuneration	$ 36,000	$ 36,000	$ 36,000